Stock Options (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of options were fully vested on the date of grant
Annual dividend yield	-
Expected life (years)	5.0
Risk-free interest rate	2.54%
Expected volatility based on comparable peers	51.2%
Common stock price based on most recent sale of common stock for cash	$0.40